STOCK OPTION RESERVE (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure Of Terms Stock Option Reserve Explanatory

	Six Months Ended September 30,
	2021		2020
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of period	$11,468	$7,977	$10,618	$58
Share-based compensation expense	161	4,165	529	–
Balance, end of period	$11,629	$12,142	$11,147	$58

Schedule of outstanding stock options

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Six Months Ended Sept. 30,		Six Months Ended Sept. 30,		Six Months Ended Sept. 30,
	2021	2020	2021	2020	2021	2020
Balance, beginning of period	868,000	–	–	2,980	1,924	2,599
Granted	–	–	–	–	–	–
Expired or forfeited	–	–	–	–	–	–
Balance, end of period	868,000	–	–	2,980	1,924	2,599
Exercisable, end of period	116,666	–	–	2,980	1,844	1,723

Schedule of weighted average exercise price and the remaining contractual life

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	As of September 30,		As of September 30,		As of September 30,
	2021	2020	2021	2020	2021	2020
Weighted average exercise price	$17.75	$–	$–	$15.00	$161.51	$154.46
Weighted average remaining contractual life (in years)	9.29	–	–	1.22	0.45	1.13